Share Based Compensation (Details) - Restricted Stock Units (RSUs) [Member] - USD ($)				1 Months Ended	12 Months Ended
	Oct. 03, 2023	Oct. 10, 2022	Sep. 13, 2021	May 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation [Line Items]
Vested shares				11,988	1,500	1,500	1,500
Granted and issued shares	1,800	1,800	1,800
Grant-date value of restricted share price	$ 11.1	$ 11.6	$ 16.4
Fair value of restricted share units aggregated	$ 19,980	$ 20,880	$ 29,520
Share-based compensation expenses					$ 135,547	$ 160,777	$ 211,832
Expected to incur share-based compensation expenses					$ 238,858
Weighted average period					2 years 10 months 24 days